3. Fair Value (Details-Measurements) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financial Assets
Cash and cash equivalents	$ 990	$ 558	$ 511	$ 722	$ 646
Loans receivable, net	8,110	8,097	$ 5,169	4,045	$ 3,604
Financial Liabilities
Customer interest escrow	201	318		255
Carrying Amount
Financial Assets
Cash and cash equivalents	990	558		722
Loans receivable, net	8,110	8,097		4,045
Financial Liabilities
Customer interest escrow	201	318		255
Notes payable secured	599
Notes payable unsecured	5,668	5,802		3,239
Estimated Fair Value
Financial Assets
Cash and cash equivalents	990	558		722
Loans receivable, net	8,110	8,097		4,045
Financial Liabilities
Customer interest escrow	201	318		255
Notes payable secured	599
Notes payable unsecured	5,668	5,802		3,239
Quoted Prices in Active Markets for Identical Assets (Level 1)
Financial Assets
Cash and cash equivalents	990	558		722
Loans receivable, net	0	0		0
Financial Liabilities
Customer interest escrow	0	0		0
Notes payable secured	0
Notes payable unsecured	0	0		0
Significant Other Observable Inputs (Level 2)
Financial Assets
Cash and cash equivalents	0	0		0
Loans receivable, net	0	0		0
Financial Liabilities
Customer interest escrow	0	0		0
Notes payable secured	0
Notes payable unsecured	0	0		0
Significant Unobservable Inputs (Level 3)
Financial Assets
Cash and cash equivalents	0	0		0
Loans receivable, net	8,110	8,097		4,045
Financial Liabilities
Customer interest escrow	201	318		255
Notes payable secured	599
Notes payable unsecured	$ 5,668	$ 5,802		$ 3,239